Purchase of Preference Shares - Additional Information (Detail) - 6% and 7% Cumulative Preference Shares [Member] € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of Purchase of Preference Shares [Line Items]
Percentage of preference shares tendered	99.00%
Consideration paid for the repurchase of shares	€ 448
Liability recorded in other financial liabilities	€ 2
Percentage of preference shares for which liability is recorded	1.00%
Difference between consideration paid and carrying value of shares	€ 382